Stock Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Plans
12.	Stock Plans
Incentive Compensation Plans, Inducement Option and Winfrey Amendment Option
On May 6, 2008, the Company’s shareholders approved the 2008 Stock Incentive Plan (the “2008 Plan”). On May 6, 2014, the Company’s shareholders approved the 2014 Stock Incentive Plan (as amended and restated, the “2014 Plan”, and together with the 2008 Plan, the “Stock Plans”), which replaced the 2008 Plan for all equity-based awards granted on or after May 6, 2014. The 2014 Plan is designed to promote the long-term financial interests and growth of the Company by attracting, motivating and retaining employees with the ability to contribute to the success of the business and to align compensation for the Company’s employees over a multi-year period directly with the interests of the shareholders of the Company. The Company’s long-term equity incentive compensation program has historically included time-vesting non-qualified
stock option and/or restricted stock unit (“RSUs”) (including performance-based stock unit with both time- and performance-vesting criteria (“PSUs”)) awards. From time to time, the Company has granted fully-vested shares of its common stock to individuals in connection with special circumstances. The Company’s Board of Directors or a committee thereof administers the 2014 Plan.
Under the 2014 Plan, grants may take the following forms at the Company’s Board of Directors’ Compensation and Benefits Committee’s (the “Compensation Committee”) discretion:
non-qualified
stock options, incentive stock options, stock appreciation rights, RSUs, restricted stock and other stock-based awards. As of December 31, 2022, the maximum number of shares of common stock available for grant under the 2014 Plan was 12,500, subject to increase and adjustment as set forth in the 2014 Plan.
Under the 2014 Plan, the Company also grants fully-vested shares of its common stock to certain members of its Board of Directors. While these shares are fully vested, the directors are restricted from selling these shares while they are still serving on the Company’s Board of Directors subject to limited exceptions. During the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, the Company granted to members of the Company’s Board of Directors an aggregate of 77, 29 and 31 fully-vested shares, respectively, and recognized compensation expense of $624, $757 and $688, respectively. Commencing during the fiscal year ended December 31, 2022, the above-referenced members of the Company’s Board of Directors could elect to defer receipt of such grants of fully vested shares of the Company’s common stock with respect to their service on the Company’s Board of Directors during fiscal 2022. Certain members of the Company’s Board of Directors made such an election such that the Company granted to those members of its Board of Directors an aggregate of 27 deferred stock units. These deferred stock units will be settled on the date of separation from service from the Company’s Board of Directors of the applicable member of the Company’s Board of Directors or earlier based on his or her election or upon a change in control of the Company.

In fiscal 2022, as part of an initial equity award, the Company granted a stock option to purchase 1,000 shares of its common stock (the “Inducement Option”) to its new Chief Executive Officer upon commencement of her employment. The Inducement Option vests proportionately over four years on each anniversary of the grant date and expires on the seven-year anniversary of the grant date. While the Inducement Option was granted in reliance on an employment inducement exemption and not awarded pursuant to the 2014 Plan, it is subject to the same terms and conditions of the 2014 Plan.
Under the Winfrey Amendment Option (as defined below), in fiscal 2020 the Company granted Ms. Winfrey a fully vested option to purchase 3,276 shares of the Company’s common stock as more fully described in Note 22.
The Company issues common stock for share-based compensation awards from treasury stock. The total compensation cost that has been charged against income for share-based compensation awards and the Winfrey Amendment Option, as applicable, was $12,333, $21,348 and $55,013 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively. Such amounts have been included as a component of selling, general and administrative expenses. The total income tax benefit recognized in the Company’s consolidated statements of operations for all share-based compensation awards was $2,603, $5,175 and $10,915 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively. The tax benefits realized from options exercised and RSUs and PSUs vested totaled $1,017, $7,999 and $8,426 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively. No compensation costs were capitalized. As of December 31, 2022, there was $24,958 of total unrecognized compensation cost related to stock options and RSUs granted under the Stock Plans and the Inducement Option. That cost is expected to be recognized over a weighted-average period of approximately 1.6 years.
Stock Option Awards with Time-Vesting Criteria
Stock options with time-vesting criteria (“Time-Vesting Options”) are exercisable based on the terms and conditions outlined in the applicable award agreement. Time-Vesting Options outstanding at December 31, 2022, January 1, 2022 and January 2, 2021 vest over a period of two to four years and the expiration term is seven to ten years. Time-Vesting Options outstanding at December 31, 2022, January 1, 2022 and January 2, 2021 have an exercise price between $3.97 and $60.00 per share.
The fair value of each of these option awards is estimated on the date of grant using the Black-Scholes option pricing model with the weighted average assumptions noted in the following table. Expected volatility is
based on the historical volatility of the Company’s common stock. The expected term takes into consideration option exercise history. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of grant which most closely corresponds to the expected term of the Time-Vesting Options. The dividend yield is based on the Company’s historic average dividend yield.

	December 31, 2022	January 1, 2022	January 2, 2021
Dividend yield	0.0%	0.0%	0.0%
Volatility	57.0% - 57.1%	56.7%	56.5% - 56.7%
Risk-free interest rate	2.36% - 2.86%	1.13%	0.45% - 0.52%
Expected term (years)	6.0 - 7.0	6.5	5.9 - 6.5

Option Activity
A summary of all option activity under the Stock Plans and with respect to the Inducement Option and the Initial Option Agreement (as defined below) for the fiscal year ended December 31, 2022 is presented below.

	Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Yrs.)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	5,706		$36.13
Granted	2,227		$22.75
Exercised	—		$—
Cancelled	(529)		$20.36

Outstanding at December 31, 2022	7,404		$33.23	4.0	$—

Exercisable at December 31, 2022	5,144		$37.31	2.5	$—
		,
The weighted-average grant-date fair value of all options granted (including the Winfrey Amendment Option and the Inducement Option) was $3.96, $15.64 and $9.98 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively. The total intrinsic value of all options exercised (including options granted under the Initial Option Agreement) was $0, $18,497 and $24,841 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively.
Cash received from Time-Vesting Options exercised during the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 was $0, $4,469 and $8,176, respectively.
Restricted Stock Unit Awards with Time-Vesting Criteria
RSUs are exercisable based on the terms outlined in the applicable award agreement. The RSUs generally vest over a period of two to four years. The fair value of RSUs is determined using the closing market price of the Company’s common stock on the date of grant. A summary of RSU activity under the Stock Plans for the fiscal year ended December 31, 2022 is presented below.

	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at January 1, 2022	1,595	$21.99
Granted	2,221	$6.69
Vested	(655)	$22.25
Forfeited	(750)	$17.90

Outstanding at December 31, 2022	2,411	$9.09

The weighted-average grant-date fair value of RSUs granted was $6.69, $24.29 and $19.40 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively. The total fair value of RSUs vested during the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 was $14,576, $18,097 and $15,015, respectively.

Performance-Based Stock Unit Awards with Time- and Performance-Vesting Criteria
In fiscal 2019, the Company granted 280.1 PSUs having both time- and performance-vesting criteria. The time-vesting criteria for these PSUs was satisfied upon continued employment (with limited exceptions) on the third anniversary of the grant date. The performance-vesting criteria for these PSUs was not satisfied and 0 PSUs became vested in fiscal 2022 upon the satisfaction of the time-vesting criteria. The Company accrued compensation expense in an amount equal to the outcome upon vesting.
In fiscal 2018, the Company granted 81.3 PSUs having both time- and performance-vesting criteria. The time-vesting criteria for these PSUs was satisfied upon continued employment (with limited exceptions) on May 15, 2021. The performance-vesting criteria for these PSUs was not satisfied and 0 PSUs became vested in fiscal 2021 upon the satisfaction of the time-vesting criteria. The Company accrued compensation expense in an amount equal to the outcome upon vesting.
In fiscal 2017, the Company granted 98.5 PSUs in May 2017 and 47.9 PSUs in July 2017, all having both time- and performance-vesting criteria (the “2017 PSUs”). The time-vesting criteria for these PSUs was satisfied upon continued employment (with limited exceptions) on May 15, 2020. The performance-vesting criteria for two-thirds
of these PSUs was satisfied when the Company achieved, in the case of the May 2017 awards, certain annual operating income objectives and, in the case of the July 2017 award, certain net income or operating income objectives, as applicable for each of the fiscal 2017 and fiscal 2018 performance years. The performance-vesting criteria for the fiscal 2019 performance year was not satisfied. When the performance measure was met, if at all, for a particular 2017 Award Performance Year (i.e., each fiscal year over a three-year period, fiscal 2017 through fiscal 2019), that portion of units was “banked” for potential issuance following the satisfaction of the time-vesting criteria. Such portion of units “banked” was equal to (x) the target number of PSUs granted for the applicable 2017 Award Performance Year multiplied by (y) the applicable achievement percentage (166.67% in the case of fiscal 2017 and fiscal 2018), rounded down to avoid the issuance of fractional shares. Pursuant to these awards, the number of PSUs that became vested in fiscal 2020 upon the satisfaction of the time-vesting criteria was 122.6. The Company accrued compensation expense in an amount equal to the outcome upon vesting.
The fair value of PSUs is determined using the closing market price of the Company’s common stock on the date of grant. A summary of PSU activity under the 2014 Plan for the fiscal year ended December 31, 2022 is presented below.

	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at January 1, 2022	201	$18.94
Granted	—	$—
Vested	—	$—
Forfeited	(201)	$18.94

Outstanding at December 31, 2022	—	$—

The weighted-average grant-date fair value of PSUs granted and/or incremental shares vested was $0.00, $0.00 and $28.09 during the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively. The total fair value of PSUs vested during the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 was $0, $0 and $3,443, respectively.